Stock-based Compensation - Summary Of Weighted Average Assumptions Used To Estimate The Fair Value Of Options Granted (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted-average expected term	5 years 11 months 8 days	6 years 18 days	6 years
Expected volatility	39.00%	43.00%	62.00%
Risk-free interest rate	0.56%	1.91%	2.58%
Dividend yield	0.00%	0.00%	0.00%